Financial assets and financial liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities at amortized cost
Financial assets and financial liabilities
Financial liabilities	$ 24,015,853	$ 18,617,175
Financial assets at amortized cost
Financial assets and financial liabilities
Financial assets	22,969,059	22,230,696
Financial assets at amortized cost | Prepaid expenses and other receivables
Financial assets and financial liabilities
Financial assets	317,584	401,064
Financial assets at amortized cost | Cash and cash equivalents
Financial assets and financial liabilities
Financial assets	22,651,475	21,829,632
Trade and other payables | Financial liabilities at amortized cost
Financial assets and financial liabilities
Financial liabilities	10,889,554	12,319,117
Payable on completion of clinical trial | Financial liabilities at amortized cost
Financial assets and financial liabilities
Financial liabilities	500,000	500,000
Derivative liabilities | Financial liabilities at amortized cost
Financial assets and financial liabilities
Financial liabilities	$ 12,626,299	$ 5,798,058